HELD TO MATURITY SECURITIES (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,110	2,124
Unrealized Gains	604	362
Unrealized Losses	0	0
Fair value	3,110	2,124
Brazilian Federal Government Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,099	1,273
Unrealized Gains	569	299
Unrealized Losses	0	0
Fair value	2,668	1,572
Brazilian Government External Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	226	238
Unrealized Gains	28	42
Unrealized Losses	0	0
Fair value	254	280
Foreign Government Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16	17
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair value	16	17
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	165	234
Unrealized Gains	7	21
Unrealized Losses	0	0
Fair value	172	255